UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     New York Community Bancorp, Inc.
Address:  615 Merrick Avenue
          Westbury, New York 11590

13F File Number:  28-10200

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Wann
Title:    Senior Executive Vice President/COO
Phone:    (516) 683-4466

Signature, Place, and Date of Signing:

/s/ Robert Wann                Westbury, New York           October 25, 2007
-----------------------      -----------------------     ----------------------
    [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-01221

Name:  Peter B. Cannell & Co., Inc.

Form 13F File Number 28-10207

Name:  New York Community Bank